Share-Based Payments (Details)					6 Months Ended		12 Months Ended
	Apr. 15, 2025	Feb. 14, 2025	Nov. 06, 2023 USD ($) $ / shares shares	Dec. 16, 2022	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2015	Oct. 14, 2022 $ / shares shares
Share-Based Payments [Line Items]
Equity-settled share-based payment expenses (in Dollars) | $							$ 3,179,214	$ 6,629,044	$ 14,430,835
Share options vest										10 years
Employee benefit expenses (in Dollars) | $									$ 6,023,000
Share options term				10 years
Share option vested percentage				50.00%			33.30%
Share option unvested percentage				50.00%
Exchange ratio							0.307212
Options during exercised price (in Dollars per share) | $ / shares							$ 0.0001
Expected dividend
Certain employees (in Shares)							2,076,000
Shares isued (in Shares)							26,282,971		1,448,229		4,013,516
Price per share (in Dollars per share) | $ / shares			$ 0.0001			$ 0.0001	$ 0.0001
Non-cash consideration (in Dollars) | $									$ 882,115
Fair value of services received (in Dollars) | $			$ 500,000
Class B Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)							14,874,838
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)					534,240		10,092,134
Bottom of Range [Member]
Share-Based Payments [Line Items]
Share options vest				45 months						1 year
Top of Range [Member]
Share-Based Payments [Line Items]
Share options vest				48 months						5 years
First Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage							33.30%
Second Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage							33.40%
Third Anniversary [Member]
Share-Based Payments [Line Items]
Share option vested percentage							33.40%
Equity Settled Share Based Payment Transactions [Member]
Share-Based Payments [Line Items]
Options during exercised price (in Dollars per share) | $ / shares							$ 1.21
Expected dividend							0.00%
Share Compensation [Member]
Share-Based Payments [Line Items]
Share option vested percentage							33.30%
Contractual lives							10 years
Share Compensation [Member] | Class B Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)											632,528
Price per share (in Dollars per share) | $ / shares											$ 0.0001
Equity Settled Transactions [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Shares isued (in Shares)			325,000
Restricted share units [member]
Share-Based Payments [Line Items]
Equity-settled share-based payment expenses (in Dollars) | $					$ 745,096		$ 1,195,000
Share option vested percentage							100.00%